PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
FUTURETECH II ACQUISITION CORP [Member]
PRIVATE PLACEMENT

Note 4 - Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 520,075 Private Placement Units at a price of $10.00 per Private Placement Unit (or $5,200,750 in the aggregate), from the Company. The Sponsor transferred $5,200,750 to the Trust Account on February 16, 2022.

The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. The warrants included in the Private Placement Units (the “Private Placement Warrants”) are identical to the warrants sold in the Initial Public Offering, except as described in Note 7. If the Company does not complete a Business Combination within the required period, the Private Placement Warrants will expire worthless.

Note 4 - Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 520,075 Private Placement Units at a price of $10.00 per Private Placement Unit (or $5,200,750 in the aggregate), from the Company. The Sponsor transferred $5,200,750 to the Trust Account on February 16, 2022.

The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. The warrants included in the Private Placement Units (the “Private Placement Warrants”) are identical to the warrants sold in the Initial Public Offering, except as described in Note 7. If the Company does not complete a Business Combination within the required period, the Private Placement Warrants will expire worthless.